Offsets - Offset: 1	Mar. 26, 2025 USD ($) shares
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Wise Origin Bitcoin Trust
File Number	333-254652
Initial Filing Date	Mar. 24, 2021
Fee Offset Claimed	$ 109.10
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 0.00
Termination / Withdrawal Statement	not applicable